Quarterly Consolidated Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013	Mar. 25, 2015
Interim Period, Costs Not Allocable [Line Items]
Revenues	$ 706,549	$ 664,983	$ 697,291	$ 704,895	$ 673,977	$ 616,452	$ 634,122	$ 629,685	$ 2,773,718	$ 2,554,236	$ 2,375,923
Operating income	103,600	104,615	123,984	124,398	88,917	97,291	111,907	107,384	456,597	405,499	357,213
Net income	70,110	69,315	85,256	84,434	58,266	60,121	79,857	71,708	309,115	269,952	238,713
Net income attributable to Global Payments	$ 65,325	$ 62,568	$ 74,781	$ 75,366	$ 51,625	$ 55,121	$ 73,897	$ 64,643	$ 278,040	$ 245,286	$ 216,125
Basic earnings per share attributable to Global Payments (in dollars per share)	$ 0.50	$ 0.47	$ 0.55	$ 0.55	$ 0.37	$ 0.38	$ 0.51	$ 0.44	$ 2.07	$ 1.70	$ 1.39
Diluted earnings per share attributable to Global Payments (in dollars per share)	$ 0.49	$ 0.46	$ 0.55	$ 0.55	$ 0.36	$ 0.38	$ 0.51	$ 0.44	$ 2.06	$ 1.69	$ 1.38
Severance costs									$ 6,300
Tax Adjustments, Settlements, and Unusual Provisions				$ 6,800					14,300
Realex Payments
Interim Period, Costs Not Allocable [Line Items]
Business acquisition, transaction costs												$ 1,200
Interest and Other Expense
Interim Period, Costs Not Allocable [Line Items]
Unrecognized tax benefits, interest on income taxes	$ 3,600								$ 3,600